NOTE 21: OPERATING EXPENSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Note 21 Operating Expenses
Salaries and benefits	$ 1,763,761	$ 1,985,735	$ 1,786,804
Rent	46,885	84,924	272,768
Advertising and promotion	1,031,297	313,870	306,799
Telephone and internet	165,107	106,841	97,028
Penalties	471,000	165,000	0
Other	469,358	277,249	54,282
Operating expenses	$ 3,947,408	$ 2,933,619	$ 2,517,681